EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Partnership Units [Line Items]
Disclosure of classes of share capital
The partnership had the following capital securities outstanding as of December 31, 2020 and 2019:

(US$ Millions, except where noted)	Shares outstanding	Cumulative dividend rate	Dec. 31, 2020	Dec. 31, 2019
Operating Partnership Class A Preferred Equity Units:
Series 1	24,000,000	6.25%	$586	$574
Series 2	24,000,000	6.50%	555	546
Series 3	24,000,000	6.75%	538	530
BPO Class B Preferred Shares:
Series 1(1)	3,600,000	70% of bank prime	—	—
Series 2(1)	3,000,000	70% of bank prime	—	—
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	842,534	5.25%	21	23
Series 2	556,746	5.75%	11	13
Series 3	789,718	5.00%	16	18
Series 4	594,994	5.20%	12	18
BSREP II RH B LLC (“Manufactured Housing”) Preferred Capital	—	9.00%	249	249
Rouse Series A Preferred Shares	5,600,000	5.00%	142	142
BSREP II Vintage Estate Partners LLC (“Vintage Estates”) Preferred Shares	10,000	5.00%	40	40
Capital Securities – Fund Subsidiaries			863	922
Total capital securities			$3,033	$3,075

Current			$649	$75
Non-current			2,384	3,000
Total capital securities			$3,033	$3,075
(1)Class B, Series 1 and 2 capital securities - corporate are owned by Brookfield Asset Management. BPO has an offsetting loan receivable against these securities earning interest at 95% of bank prime.
The following table presents changes to the GP Units and LP Units from the beginning of the year:

	GP Units			LP Units
(Thousands of units), Years ended Dec. 31,	2020	2019	2018	2020	2019	2018
Outstanding, beginning of year	139	139	139	439,802	424,198	254,989
Issued on August 28, 2018 for the acquisition of GGP	—	—	—	—	—	109,702
Exchange LP Units exchanged	—	—	—	169	425	7,770
BPYU Units exchanged				11,580	36,316	56,166
Distribution reinvestment program	—	—	—	998	257	175
Issued under unit-based compensation plan	—	—	—	—	858	57
LP Units issued	—	—	—	59,497	—	—
Repurchases of LP Units	—	—	—	(76,066)	(22,252)	(4,661)
Outstanding, end of year	139	139	139	435,980	439,802	424,198
The following table presents changes to the Exchange LP Units from the beginning of the year:

	Exchange LP Units
(Thousands of units)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Outstanding, beginning of year	2,883	3,308	11,078
Exchange LP Units exchanged (1)	(169)	(425)	(7,770)
Outstanding, end of year	2,714	2,883	3,308
(1)Exchange LP Units issued for the acquisition of incremental BPO common shares that have been exchanged are held by an indirect subsidiary of the partnership. Refer to the Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of Exchange LP Units.

Schedule of distributions made to partners
Distributions made to each class of partnership units, including units of subsidiaries that are exchangeable into LP Units, are as follows:

(US$ Millions, except per unit information) Years ended Dec. 31,	2020	2019	2018
Limited partners	$583	$573	$410
Holders of:
Redeemable/exchangeable partnership units	581	574	545
Special LP Units	6	6	6
Exchange LP Units	4	4	9
FV LTIP of the Operating Partnership	2	1	—
BPYU Units	68	108	89
Total distributions	$1,244	$1,266	$1,059
Per unit(1)	$1.33	$1.32	$1.26
(1)Per unit outstanding on the record date for each.

Earnings per share
The partnership’s net income per LP Unit and weighted average units outstanding are calculated as follows:

(US$ Millions) Years ended Dec. 31,	2020	2019	2018
Net (loss) income attributable to limited partners	$(1,098)	$884	$764
(Loss) Income reallocation related to mandatorily convertible preferred shares	(89)	80	98
Less: Preferred equity dividend	(20)	(15)	—
Net (loss) income attributable to limited partners - basic	(1,207)	949	862
Dilutive effect of conversion of preferred shares and options(1)	—	8	35
Net (loss) income attributable to limited partners - diluted	$(1,207)	$957	$897

(Millions of units/shares)
Weighted average number of LP Units outstanding	435.1	431.3	307.7
Mandatorily convertible preferred shares	70.1	70.1	70.0
Weighted average number of LP Units outstanding - basic	505.2	501.4	377.7
Dilutive effect of conversion of preferred shares and options(1)	—	6.7	18.5
Weighted average number of LP Units outstanding - diluted	505.2	508.1	396.2
(1)There was no dilutive impact from options during 2020 as the average market price did not exceed the exercise price.

BPR
Schedule of Partnership Units [Line Items]
Disclosure of classes of share capital
The following table presents changes to the BPYU Units from the beginning of the year:

	Class A shares of Brookfield Property REIT Inc.
(Thousands of units)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Outstanding, beginning of year	64,025	106,090	—
Issued on August 28, 2018 for the acquisition of GGP	—	—	162,324
BPYU Units exchanged(1)	(11,580)	(36,316)	(56,166)
Repurchase of BPYU Units	(13,396)	(5,724)	—
BPYU Units issued	84	—	—
Forfeitures	(6)	(25)	(68)
Outstanding, end of year(2)	39,127	64,025	106,090
(1)Represents BPYU Units that have been exchanged for LP Units. Refer to the Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of BPYU Units.
(2)In addition, there were 1,418,001 BPYU Units held in treasury as of December 31, 2020.